NOTES AND CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES AND CONVERTIBLE NOTES PAYABLE

NOTE 8. NOTES AND CONVERTIBLE NOTES PAYABLE

As of June 30, 2025 and December 31, 2024, the Company's outstanding debt consisted of the following:

	June 30, 2025	December 31, 2024
Current portion of notes payable:
Indigo Capital Convertible Notes	$6,262,378	$—
Liqueous Obligation	1,053,824	1,053,824
TAG Promissory Note	545,000	—
Agile Note	874,560	—
Diagonal Convertible Note	393,220	—
Boot Convertible Note	189,961	—
Brick Lane Convertible Notes	270,839	—
Bomore Convertible Notes	1,383,639	—
Torcross Convertible Note	135,420	—
Junior Notes Issued November 2023	—	2,369,122
August 2024 Convertible Notes	—	537,375
Additional August 2024 Convertible Notes	—	687,315
Senior Convertible Notes Issued June 2023	—	4,683,069
Unamortized debt discount and deferred financing costs	—	(88,522)
Current portion of notes payable	$11,108,841	$9,242,183

Junior Notes Issued November 2023

On November 13, 2023, the Company entered into Note and Warrant Purchase Agreements (the "Junior Note Purchase Agreements") with the lenders identified therein (the "Lenders") providing for (i) zero-interest promissory notes, issued with a 10% original issue discount, in the aggregate principal amount of $5,500,000 (the "Junior Notes"), and (ii) warrants ("Junior Note Warrants," refer to Note 10), exercisable for an amount of the Company's Common Stock equal to 100% of the principal amount of the Junior Notes (limited to an aggregate of 19.9% of the Company's outstanding Common Stock until such time as the transaction is approved by the Company's stockholders), which are exercisable for $5.00 per share of the Company's Common Stock (subject to adjustments noted in the Junior Note Purchase Agreements).

The Junior Notes were junior and secured by the Company's patent portfolio pursuant to a security agreement among the parties (the "Security Agreement"). The terms of the Junior Notes provided that they would mature on the earlier of: (i) the Company closing a credit facility in principal amount of at least $20 million, (ii) a Sale Event (as defined in the Junior Note Purchase Agreements), or (iii) twelve months after issuance. The Junior Notes contained customary events of default. Because the Junior Notes had not been repaid within six or nine months after issuance, the Junior Notes began to bear interest at the Secured Overnight Financing Rate (“SOFR") rate plus 9% and at the SOFR rate plus 12%, respectively, and additional 25% warrant coverage was required at each such date, with a per share exercise price equal to 120% of the trading price of the Company's Common Stock at the time of issuance and a redemption right in favor of the Company when the trading price of the Common Stock was greater than 200% of the applicable exercise price for 20 out of any 30 consecutive trading days. Shares of Common Stock issuable upon exercise of the Junior Note Warrants are limited to an aggregate of 19.9% of the Company's outstanding Common Stock until such time as the transaction is approved by the Company's stockholders. The obligations under the Junior Notes were extinguished in connection with the Foreclosure (defined below).

Refer to Note 10 for the Company's accounting for the Junior Note Warrants. As a result of that accounting, the Junior Notes contain the original issue discount of $500,000 as well as the discount associated with the Junior Note Warrant liability of $2,668,169. The discount will be amortized over the term of the Junior Notes in accordance with FASB ASC 835 - Interest.

Extinguishments

During the six months ended June 30, 2025, the Company issued 9,186,581 shares to noteholders to extinguish an aggregate $411,865 of principal and accrued interest under the Junior Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in an aggregate net loss on extinguishment of debt of $1,174,519 recorded in the condensed consolidated statement of operations.

During the three and six months ended June 30, 2024, the Company issued 1,248,383 shares to noteholders to extinguish $2.2 million of principal of Junior Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in a loss on debt extinguishment of $5,408,593 recorded in the condensed consolidated statement of operations for the three and six months ended June 30, 2024.

See Foreclosure collateral sale further below in this Note 8 for discussion of the extinguishment of the remaining Junior Notes on March 5, 2025.

Related Parties

The table below summarizes the outstanding principal amount of the Junior Notes to related parties:

Noteholder	June 30, 2025	December 31, 2024
David Seldin(1)	$—	$762,211
Eunomia, LP(2)	—	1,100,000
Total Junior Notes - related parties	$—	$1,862,211
(1)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(2)
Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.

Junior Notes Issued August 2024 (the "August 2024 Convertible Notes")

On August 6, 2024 and August 19, 2024, the Company entered into a subordinated convertible note agreement (the "August 2024 Convertible Note Agreement") with Esousa Group Holdings LLC ("Esousa") for the sale of convertible notes (the "August 2024 Convertible Notes”) in the aggregate principal amount of $673,000, issued at a discount of $25,000. The August 2024 Convertible Notes bore interest at 15% per annum, with principal and accrued interest due at maturity on February 6, 2025, unless earlier paid or converted into Common Stock. The notes were prepayable at any time prior to the maturity date without penalty. Upon the occurrence and continuance of an event of default or spin-off of a subsidiary, a default interest rate of an additional 5% per annum could be applied to any outstanding borrowings (in the case of an event of default only) and the investor could declare all outstanding principal plus accrued interest immediately due. Additionally, at any point after issuance, the investor had the option to convert the August 2024 Convertible Notes into Common Stock at the lower of (i) a fixed price of $2.03 or (ii) 80% of the lowest daily volume weighted-average price in the 10 trading days prior to such conversion date, subject to certain adjustments. Issuances of Common Stock on conversion were (i) subject to approval by NYSE American of a supplemental listing application, (ii) limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction was approved by stockholders and (iii) required to be registered with the SEC for resale.

The Company determined that the conversion and share-settled redemption features, as well as the automatic increase in interest rate upon an event of default feature, of the August 2024 Convertible Notes were embedded derivatives that were required to be bifurcated from the host instrument and accounted for as embedded derivative instruments, which the Company compounded (the "August 2024 Convertible Note Derivative Liability"). As the Company did not elect the fair value option for the August 2024 Convertible Notes, the proceeds from the August 2024 Convertible Notes were allocated to the initial fair value of the August 2024 Convertible Note Derivative Liability, which was determined to be $179,000, with the residual balance allocated to the initial carrying value of the August 2024 Convertible Notes host instrument. For additional information related to the fair value of the August 2024 Convertible Note Derivative Liability, see Note 4.

The Company incurred $114,800 in deferred financing costs for legal fees related to the issuance of the August 2024 Convertible Notes. Additionally, in connection with the issuance of the August 2024 Convertible Notes, the Company issued warrants to a financial services firm as compensation for their services performed, the fair value of which was determined to be $40,657 and was recorded as a deferred financing cost. For additional information regarding these warrants, see Note 10.

Concurrent with the above, Esousa also purchased $687,315 of outstanding principal and accrued interest under the Senior Convertible Notes (as defined below) from an existing investor and subsequently exchanged such notes for subordinated convertible notes (the "Additional August 2024 Convertible Notes"). The Additional August 2024 Convertible Notes could be prepaid at any time without penalty, did not accrue interest, matured on February 6, 2025 and could be converted at any time on or after the issuance date into Common Stock at a conversion price of 25% of the closing price of the Common Stock on the trading day prior to such conversion date, subject to certain adjustments.

The August 2024 Convertible Notes and Additional August 2024 Convertible Notes were unsecured and subordinated to the Company’s outstanding Senior Convertible Notes and Junior Notes in right of payment, whether in respect to payment or redemptions, interest, damages, upon liquidation or dissolution or otherwise.

Extinguishments

During the six months ended June 30, 2025, the Company issued 1,878,620 shares to Esousa to extinguish an aggregate $389,375 of principal and accrued interest under the August 2024 Convertible Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in an aggregate net loss on extinguishment of notes payable of $2,123,403 recorded in the condensed consolidated statement of operations.

In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished, as further described below. The transaction resulted in a loss on extinguishment of notes payable of $12,303 associated with the extinguishment of these notes.

Senior Convertible Notes Issued June 2023

On June 12, 2023 and June 16, 2023, the Company entered into Note and Warrant Purchase Agreements (the “Senior Convertible Note Purchase Agreements”) with certain investors (each, an “Investor”) for the sale of (i) convertible promissory notes (“Senior Convertible Notes”) in the aggregate principal amount of $9,225,000, and (ii) warrants (“Senior Note Warrants," refer to Note 10) to purchase up to 287,972 shares of the Company’s Common Stock from the June 12, 2023 Senior Convertible Note Purchase Agreement and up to 47,238 shares of Common Stock from the June 16, 2023 Senior Convertible Note Purchase Agreement.

The Senior Convertible Notes were senior, secured obligations of the Company, which became secured by the Company's patent portfolio per the Security Agreement as of November 2023, bore interest at the rate of 7.0% per annum, and were payable on the earlier of June 23, 2026 or the occurrence of an Event of Default, as defined in the Senior Convertible Notes. The Senior Convertible Notes were senior to the Junior Notes pursuant to an intercreditor agreement between the parties. The Senior Convertible Notes could be converted at any time following June 23, 2023 and prior to the payment in full of the principal amount of the Senior Convertible Notes at the Investor’s option.

As further described above, during August 2024, $687,315 of outstanding principal and accrued interest under the Senior Convertible Notes was purchased by another investor and subsequently exchanged for the issuance of a subordinated convertible note.

On December 16, 2024, the Lead Investor (as defined in the agreement governing the Senior Convertible Notes) issued a notice of default and acceleration, as well as a demand for payment, to the Company as a result of the failure of the Company to make certain required repayments under existing debt obligations, which constituted an event of default under the terms of the Senior Convertible Notes. The obligations under the Senior Convertible Notes were extinguished in connection with the Foreclosure (defined below).

Extinguishments

During the three and six months ended June 30, 2024, the Company issued 999,875 shares to noteholders to extinguish $1.8 million of principal of Senior Convertible Notes as well as $107,935 of interest accrued on the Senior Convertible Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in a loss on debt extinguishment of $4,885,242 recorded in the condensed consolidated statement of operations for the three and six months ended June 30, 2024.

See Foreclosure collateral sale further below in this Note 8 for discussion of the extinguishment of the remaining Senior Convertible Notes on March 5, 2025.

Related Parties

The table below summarizes the outstanding principal amount of the Senior Convertible Notes to related parties:

Investor	June 30, 2025	December 31, 2024
Wilson-Garling 2023 Family Trust(1)	$—	$5,138,055
Eunomia, LP(2)	—	1,027,611
Curtis N Maas Revocable Trust(3)	—	102,761
Total Senior Convertible Notes - related parties	$—	$6,268,427
(1)
Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
(2)
Ron Nicol, manager of Eunomia, LP, was the Chairman of the Company’s board of directors until January 2025.
(3)
Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.

Foreclosure Collateral Sale

On March 5, 2025, as part of the foreclosure process initiated by the Lead Investor (the “Foreclosure”), the lenders holding the outstanding Senior Convertible Notes held an auction for the sale of collateral securing the Company’s repayment obligations, which resulted in such lenders taking possession of such collateral in exchange for a full discharge and extinguishment of the Company’s $8,961,872 of indebtedness with respect to the Junior Notes and Senior Convertible Notes, as well as a loss on extinguishment of the Senior Convertible Notes of $1,682,641, of which $27,139 of this loss relates to related parties. The extinguishment of the Junior Notes did not result in a gain or loss on extinguishment as the proceeds deemed to be received by the holders of the Junior Notes in connection with the Foreclosure approximated the carrying value of the Junior Notes and all issuance costs were fully amortized. The loss on extinguishment of the Senior Convertible Notes is included within loss on extinguishment of notes payable within the condensed consolidated statement of operations for the six months ended June 30, 2025.

Liqueous Obligation

In October 2024, the Company and Liqueous agreed to terms where the Company borrowed $1,053,824 from Liqueous (the “Liqueous Obligation”). The Liqueous Obligation was subordinated to the Company's other outstanding debt instruments, accrued interest at 8% per annum and matured in October 2025. The Liqueous Obligation was prepayable at any time prior to the maturity date without penalty. Upon an event of default, the investor could require all outstanding and accrued interest immediately due and payable.

In February 2025, in connection with the Liqueous Settlement Agreement, as amended, the Company agreed to issue 6,406,225 pre-funded warrants exercisable into Common Stock, which included a nominal exercise price, to extinguish the Liqueous Obligation. In April 2025, through an additional amendment to the Liqueous Settlement Agreement, the Company agreed to settle the Liqueous Obligation through the issuance of 9,090,959 shares of Common Stock. As the Common Stock was not yet issued as of June 30, 2025, the Company continued to remain legally obligated under the terms of the Liqueous Obligation.

TAG Promissory Note (Related-Party)

In January 2025, the Company issued a promissory note in a principal amount of $545,000 (the "TAG Promissory Note") to The AvantGarde Group ("TAG"), which is founded and owned by the Company's Executive Chairman, as a replacement of a previously recorded shareholder advance. The TAG Promissory Note is subordinated to the Company's other outstanding debt instruments at the time of issuance, accrues interest beginning October 28, 2025 at SOFR plus a margin of 10% per annum and matures in January 2026. The note is prepayable at any time prior to the maturity date without penalty. Upon an event of default, all outstanding and accrued interest is immediately due and payable.

Indigo Capital Convertible Notes

March 2025

On March 3, 2025, the Company entered into the following transactions:

•
in exchange for a capital infusion of $1,500,000, the Company issued to Indigo Capital LP ("Indigo Capital") a $1,578,495 face amount unsecured, convertible note (the "Indigo Capital Convertible Note"). The Indigo Capital Convertible Note bears no interest for so long as it is not in default and has a March 1, 2026 maturity date and a conversion price equal to a 20% discount to the lowest daily volume weighted average price as reported by Bloomberg L.P. (“VWAP") during the 5 days prior to the conversion date;
•
in exchange for the extinguishment of the remaining August 2024 Convertible Notes held by Indigo Capital, which it purchased from Esousa on March 3, 2025, the Company issued to Indigo Capital a $894,708 face amount unsecured, convertible note (the "March Indigo Capital Exchange Convertible Note"). The March Indigo Capital Exchange Convertible Note bears no interest for so long as it is not in default, and has a March 1, 2026 maturity date and a conversion price equal to 33.33% of the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "March Indigo Capital Convertible Notes". The terms of the March Indigo Capital Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the March Indigo Capital Convertible Notes increases to 15.0% .

Issuances of Common Stock on conversion of the March Indigo Capital Convertible Notes are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. On July 9, 2025, at the Company's annual meeting of stockholders (the “2025 Annual Meeting”), the Company's stockholders approved the issuance of shares on conversion of the March Indigo Capital Exchange Convertible Note in excess of the above 19.99% limit.

The transaction documents contain customary representations, warranties, and covenants, and the notes include customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, bankruptcy events, and suspension or delisting from trading of the Common Stock on an eligible exchange. The Company is also obligated to register, and has registered, for resale the shares issuable upon conversion of the notes.

Certain conversion features of the March Indigo Capital Convertible Notes would typically be considered derivatives that would require bifurcation. The March Indigo Capital Convertible Notes are recorded at fair value, and the changes in the fair value are recorded within the condensed consolidated statement of operations. The excess of the initial fair value of $2,207,800 of the March Indigo Capital Convertible Notes over the proceeds received was recorded as a loss on issuance of notes payable on the condensed consolidated statement of operations of $707,800 during the six months ended June 30, 2025. The excess of the initial fair value of $3,003,300 of the March Indigo Capital Exchange Convertible Note over the carrying amount of the August 2024 Convertible Notes was recorded as a loss on debt extinguishment on the condensed consolidated statement of operations of $2,123,403 during the six months ended June 30, 2025. Transaction costs of $20,000 were expensed as incurred and included in the condensed consolidated statements of operations as a component of general and administrative expenses during the six months ended June 30, 2025.

In March 2025, Indigo Capital converted $307,320 of contractual principal under the March Indigo Capital Exchange Convertible Notes, resulting in the issuance of 4,313,272 shares of Common Stock to Indigo Capital at a fair value of $907,578, which resulted in a gain of $124,014 recorded within change in fair value of notes payable in the condensed consolidated statements of operations for the six months ended June 30, 2025.

April 2025

On April 22, 2025, the Company entered into the following transactions:

•
in exchange for a capital infusion of $1,350,000, the Company issued to Indigo Capital a $1,421,053 face amount unsecured, convertible note (the "April Indigo Capital Convertible Note"). The April Indigo Capital Convertible Note bears no interest for so long as it is not in default, has an April 21, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date;
•
in exchange for the extinguishment of an existing unsecured promissory note of the Company with a $2,003,097 face amount, the Company issued to Indigo Capital a $2,108,523.16 face amount unsecured, convertible note (the "April Indigo Capital Exchange Convertible Note") that bears no interest for so long as it is not in default, has an April 21, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "April Indigo Capital Convertible Notes", collectively with the March Indigo Capital Convertible Notes, the "Indigo Capital Convertible Notes". The terms of the April Indigo Capital Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the April Indigo Capital Convertible Notes increases to 15.0% .

The April Indigo Capital Convertible Notes are subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Issuances of Common Stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. At the 2025 Annual Meeting, the Company's stockholders approved the issuance of shares on conversion of the April Indigo Capital Convertible Notes in excess of the above 19.99% limit.

The transaction documents contain customary representations, warranties, and covenants, and the notes include customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, bankruptcy events, and suspension or delisting from trading of the Common Stock on an eligible exchange. The Company is also obligated to register, and has registered, for resale the shares issuable upon conversion of the notes.

Certain conversion features of the April Indigo Capital Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the April Indigo Capital Convertible Notes at fair value, and the changes in the fair value are recorded within the condensed consolidated statement of operations.

The Company incurred debt issuance costs of $40,000 related to the issuance of the April Indigo Capital Convertible Notes, which is included within other gain (loss), net on the condensed consolidated statements of operations for the three and six months ended June 30, 2025. At June 30, 2025, the outstanding principal amount under the Indigo Capital Convertible Notes was $4,777,656. For additional information regarding the fair value of the Indigo Capital Convertible Notes, see Note 4.

Extinguishments

During the three and six months ended June 30, 2025, Indigo Capital converted $917,803 and $1,225,123 of principal under the Indigo Capital Convertible Notes, resulting in the issuance of 9,494,424 shares and 13,807,696 shares, respectively, of Common Stock to Indigo Capital and a reduction in the fair value of the Indigo Capital Convertible Notes, with a corresponding increase to stockholders' deficit of $2,761,362 and $3,668,940, respectively.

In connection with the issuance of the April Indigo Capital Exchange Convertible Note in exchange for the extinguishment of an existing unsecured promissory note of the Company with a carrying value of $2,108,523, the Company recorded a loss on debt extinguishment of $185,388.

Agile Note

On May 12, 2025, the Company entered into a Business Loan and Security Agreement with Agile Capital Funding, LLC and its affiliates (“Agile”), pursuant to which the Company issued to Agile a $525,000 face amount secured promissory note (the “Agile Note”). The Agile Note bears interest at 44.0%, and requires weekly repayments of $27,000 through November 2025, totaling $756,000. From and after the occurrence of an event of default, the interest rate increases by 5.0%. The Agile Note is secured by the Company’s cash and deposit accounts. Upon an event of default, all accrued and unpaid principal and interest plus a prepayment premium is immediately due and payable (including any default interest, as applicable). The prepayment premium is equal to the aggregate amount of contractual interest that would be owed from the date of acceleration through the maturity date. The terms of the Agile Note allow for the Company to prepay any unpaid principal, accrued interest and other obligations due, as applicable, at anytime. Upon such prepayment, the Company is also required to pay the prepayment premium.

Certain features of the Agile Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Agile Note at fair value, and the changes in the fair value are recorded within the condensed consolidated statements of operations.

The Company received net proceeds of $443,620 from the issuance of the Agile Note, which includes (i) a debt discount of $25,000 and (ii) debt issuance costs of $56,380, which are included in other gain (loss), net on the consolidated statements of operations during the three and six months ended June 30, 2025.

On May 30, 2025, the Company executed an amendment to the Business Loan and Security Agreement with Agile, which amended (i) the principal amount of the Agile Note to $1,000,000, (ii) the weekly payments from $27,000 to $48,000 and (iii) the maturity date to December 26, 2025. In connection with the amendment, the Company received net proceeds of $248,000, which comprises (a) the new principal of $1,000,000, less (b) the aggregate principal and prepayment premium owed under the original agreement of $702,000 and (c) $50,000 of debt discount.

At June 30, 2025, the outstanding principal amount outstanding under the Agile Note was $847,918. For additional information regarding the fair value of the Agile Note, see Note 4.

Diagonal Convertible Note

On May 13, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) with 1800 Diagonal Lending LLC (“Diagonal”), pursuant to which the Company issued to Diagonal a $227,700 face amount convertible promissory note (the “Diagonal Convertible Note”). The Diagonal Convertible Note bears interest at 10% and has a maturity date of February 28, 2026. From and after the occurrence of an event of default, the interest rate increases by 12.0%. Beginning 180 days after the issuance date, the note may be converted into Common Stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date. The Company may prepay the Diagonal Convertible Note (i) for 120% of the outstanding principal plus accrued interest beginning on the issuance date and ending 120 days following the issuance date and (ii) for 125% of the outstanding principal plus accrued interest beginning 121 days following the issuance date and ending 180 days following the issuance date. Diagonal also agreed to provide additional tranches of financing during the twelve months following the date of the SPA, up to an aggregate of $2,275,000, subject to further agreement between the Company and Diagonal.

The Diagonal Convertible Note is subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution, or winding up of the Company. Issuances of Common Stock on conversion of the Diagonal Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. The terms of the Diagonal Convertible Note contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Diagonal Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Diagonal Convertible Note at fair value, and the changes in the fair value are recorded within the condensed consolidated statement of operations.

The Company received net proceeds of $178,000 from the issuance of the Diagonal Convertible Note, which includes (i) a debt discount of $20,700 and (ii) debt issuance costs of $29,000, which are included in other gain (loss), net on the consolidated statements of operations during the three and six months ended June 30, 2025.

At June 30, 2025, the outstanding principal amount outstanding under the Diagonal Convertible Note was $227,700. For additional information regarding the fair value of the Diagonal Convertible Note, see Note 4.

Boot Convertible Note

On May 13, 2025, the Company entered into a Securities Purchase Agreement with Boot Capital LLC (“Boot”), pursuant to which the Company issued to Boot a $110,000 face amount convertible promissory note (the “Boot Convertible Note”). The Boot Convertible Note bears interest at 10% and has a maturity date of February 28, 2026. From and after the occurrence of an event of default, the interest rate increases by 12.0%. Beginning 180 days after the issuance date, the note may be converted into Common Stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date.

The Boot Convertible Note is subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution, or winding up of the Company. Issuances of Common Stock on conversion of the Boot Convertible Note are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders. The Company may prepay the Boot Convertible Note (i) for 120% of the outstanding principal plus accrued interest beginning on the issuance date and ending 120 days following the issuance date and (ii) for 125% of the outstanding principal plus accrued interest beginning 121 days following the issuance ending 180 days following the issuance date. The terms of the Boot Convertible Note contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Boot Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Boot Convertible Note at fair value, and the changes in the fair value are recorded within the condensed consolidated statement of operations.

The Company received net proceeds of $84,000 from the issuance of the Boot Convertible Note, which includes (i) a debt discount of $10,000 and (ii) debt issuance costs of $16,000, which are included in other gain (loss), net on the consolidated statements of operations during the three and six months ended June 30, 2025.

At June 30, 2025, the outstanding principal amount outstanding under the Boot Convertible Note was $110,000. For additional information regarding the fair value of the Boot Convertible Note, see Note 4.

Brick Lane Convertible Notes

On June 3, 2025, the Company entered into the following transactions with Brick Lane Capital Management Limited (“Brick Lane”):

•
in exchange for transferring 100,000 shares of the Company’s outstanding Series A Preferred Stock to the Company, which Brick Lane purchased from an existing investor, the Company issued to Brick Lane a $1,050,000 face amount unsecured, convertible note (the "Brick Lane Exchange Convertible Note"). The note bears no interest for so long as it is not in default, has an April 17, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date; and
•
in exchange for a capital infusion of $250,000, the Company issued to Brick Lane a $250,000 face amount unsecured, convertible note. The note bears no interest for so long as it is not in default, has a June 2, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "Brick Lane Convertible Notes". The terms of the Brick Lane Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the Brick Lane Convertible Notes increases to 15.0%.

Issuances of Common Stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding Common Stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Brick Lane holding more than 9.9% of the Company’s outstanding Common Stock at any time. The notes are also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. The Company is obligated to register for resale the shares issuable upon conversion of the notes.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Brick Lane Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Brick Lane Convertible Notes at fair value, and the changes in the fair value are recorded within the condensed consolidated statement of operations.

At June 30, 2025, the outstanding principal amount outstanding under the Brick Lane Convertible Notes was $250,000. For additional information regarding the fair value of the Brick Lane Convertible Notes, see Note 4.

Extinguishments

The Company recorded a loss on debt extinguishment of $1,071,997 related to the issuance of the Brick Lane Exchange Convertible Note to extinguish the 100,000 shares of the Company's outstanding Series A Preferred Stock, which represents the excess of the fair value of the Brick Lane Exchange Convertible Note over the carrying amount of the Series A Preferred Stock included in preferred stock liability on the consolidated balance sheet.

During the three months ended June 30, 2025, Brick Lane converted the entire $1,050,000 of principal under the Brick Lane Exchange Convertible Note, resulting in the issuance of 6,800,518 shares of Common Stock to Brick Lane and a reduction in the fair value of the Brick Lane Convertible Notes, with a corresponding increase to stockholders' deficit, of $2,264,573.

Bomore Convertible Notes

On June 18, 2025, the Company entered into the following transactions with Bomore Opportunity Group Ltd (“Bomore”):

•
in exchange for transferring 100,000 shares of the Company’s outstanding Series A Preferred Stock to the Company, the Company issued to Bomore a $1,050,000 face amount unsecured, convertible note (the "Bomore Exchange Convertible Note"). The note bears no interest for so long as it is not in default, has a June 17, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date; and
•
in exchange for a capital infusion of $250,000, the Company issued to Bomore a $250,000 face amount unsecured, convertible note. The note bears no interest for so long as it is not in default, has a June 17, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "Bomore Convertible Notes". The terms of the Bomore Convertible Notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the Bomore Convertible Notes increases to 15.0% .

Issuances of Common Stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding common stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Bomore holding more than 9.9% of the Company’s outstanding Common Stock at any time. The notes are also subordinate to the currently outstanding Series A Preferred

Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Bomore Convertible Notes would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Bomore Convertible Notes at fair value, and the changes in the fair value are recorded within the condensed consolidated statement of operations.

At June 30, 2025, the outstanding principal amount outstanding under the Bomore Convertible Notes was $1,300,000. For additional information regarding the fair value of the Bomore Convertible Notes, see Note 4.

On June 30, 2025, Bomore provided a conversion notice to the Company to convert the entire $1,050,000 of principal under the Bomore Exchange Convertible Note, resulting in the required issuance of 3,253,796 shares of Common Stock to Bomore, which were not yet issued as of June 30, 2025.

Extinguishments

The Company recorded a loss on debt extinguishment of $140,323 related to the issuance of the Bomore Exchange Convertible Note to extinguish the 100,000 shares of the Company's outstanding Series A Preferred Stock, which represents the excess of the fair value of the Bomore Exchange Convertible Note over the carrying amount of the Series A Preferred Stock included in preferred stock liability on the consolidated balance sheet.

Torcross Convertible Notes

On June 25, 2025, the Company entered into the following transactions with Torcross Capital LLC (“Torcross”):

•
in exchange for the transfer of 40,000 shares of the Company’s outstanding Series A Preferred Stock to the Company, the Company is required to issue to Torcross a $400,000 face amount unsecured, convertible note (the "Torcross Exchange Convertible Note"), which transaction was not yet closed as of June 30, 2025 and therefore the Torcross Exchange Convertible Note is not reflected in these condensed consolidated financial statements nor is the transfer of the 40,000 shares of Series A Preferred Stock to the Company. The note bears no interest for so long as it is not in default, has a June 24, 2026 maturity date and a conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date; and
•
in exchange for a capital infusion of $100,000, the Company issued to Torcross a $100,000 face amount unsecured, convertible note (the "Torcross Convertible Note"). The note bears no interest for so long as it is not in default, has a June 24, 2026 maturity date and a conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date.

The convertible notes issued in connection with the above transactions are collectively referred to herein as the "Torcross Convertible Notes". The terms of the Torcross Convertible notes allow the Company to convert at any time after issuance without penalty at the conversion prices discussed above. From and after the occurrence of an event of default, the interest rate under the Torcross Convertible Notes increases to 15.0%.

Issuances of Common Stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding common stock as of the date of execution, until such time as the transaction is approved by stockholders, and may not result in Torcross holding more than 9.9% of the Company’s outstanding Common Stock at any time. The notes are also subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

Certain conversion features of the Torcross Convertible Note would typically be considered derivatives that would require bifurcation. As such, the Company elected to account for the Torcross Convertible Note at fair value, and the changes in the fair value are recorded within the condensed consolidated statement of operations.

At June 30, 2025, the outstanding principal amount outstanding under the Torcross Convertible Note was $100,000. For additional information regarding the fair value of the Torcross Convertible Note, see Note 4.

Yorkville Promissory Note

On June 30, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with the investors party thereto pursuant to which the Company issued a debenture in the amount of $1,250,000 in exchange for a capital infusion of $1,100,000 (the "Yorkville Promissory Note"), which closed in July 2025 and, therefore, is not reflected in these condensed consolidated financial statements.

The Yorkville Promissory Note bears interest at an annual rate equal to 8% for so long as it is not in default and has an October 30, 2025 maturity date. From and after the occurrence of an event of default, the interest rate under the Yorkville Promissory Note increases to 18.0%. The Company may prepay the Yorkville Promissory Note at any time after issuance without penalty. Among other things, the Purchase Agreement prohibits the Company from incurring additional indebtedness or entering into variable rate transactions, with certain exceptions. The Company is required to use any proceeds received under the SEPA, as defined and described in Note 11, to pay outstanding principal and interest under the Yorkville Promissory Note until the Yorkville Promissory Note is paid in its entirety.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

The Company incurred debt issuance costs of $127,000 related to the issuance of the Yorkville Promissory Note, which is included within other gain (loss), net on the condensed consolidated statements of operations for the three and six months ended June 30, 2025.

NOTE 8. NOTES AND CONVERTIBLE NOTES PAYABLE

As of December 31, 2024 and 2023, the Company's outstanding debt consisted of the following. Please refer to the remainder of this footnote for more information on the debt issued during the periods presented.

	2024	2023
Current portion of notes payable:
Junior Notes Issued November 2023	$2,369,122	$5,500,000
August 2024 Convertible Notes	537,375	—
Additional August 2024 Convertible Notes	687,315	—
Promissory Note	1,053,824	—
Senior Convertible Notes Issued June 2023	4,683,069	—
Unamortized debt discount and deferred financing costs	(88,522)	(3,352,008)
Current portion of notes payable	$9,242,183	$2,147,992
Long-term portion of notes payable:
Senior Convertible Notes Issued June 2023	—	6,967,951
Total debt	$9,242,183	$9,115,943

Junior Notes Issued November 2023

On November 13, 2023, the Company entered into Note and Warrant Purchase Agreements (the "Junior Note Purchase Agreements") with the lenders identified therein (the "Lenders") providing for (i) zero-interest promissory notes, issued with a 10% original issue discount, in the aggregate principal amount of $5,500,000 (the "Junior Notes"), and (ii) warrants ("Junior Note Warrants," refer to Note 10, Warrants), exercisable for an amount of the Company's common stock equal to 100% of the principal amount of the Junior Notes (limited to an aggregate of 19.9% of the Company's outstanding common stock until such time as the transaction is approved by the Company's stockholders), which will be exercisable for $5.00 per share of the Company's common stock (subject to adjustments noted in the Junior Note Purchase Agreements).

The Junior Notes are junior and secured by the Company's patent portfolio pursuant to a security agreement among the parties (the "Security Agreement"). The Junior Notes will mature on the earlier of: (i) the Company closing a credit facility in principal amount of at least $20 million, (ii) a Sale Event (as defined in the Junior Note Purchase Agreements), or (iii) twelve months after issuance. The Junior Notes contain customary events of default. If the Junior Notes have not been repaid within six or nine months after issuance, the Junior Notes will begin to bear interest at the SOFR rate plus 9% and at the SOFR rate plus 12%, respectively, and an additional 25% warrant coverage will be provided at each such date, with a per share exercise price equal to 120% of the trading price of the Company's common stock at the time of issuance and a redemption right in favor of the Company when the trading price of the common stock is greater than 200% of the applicable exercise price for 20 out of any 30 consecutive trading days. Shares of common stock issuable upon exercise of the Junior Note Warrants will be limited to an aggregate of 19.9% of the Company's outstanding common stock until such time as the transaction is approved by the Company's stockholders.

Refer to Note 10 for the Company's accounting for the Junior Note Warrants. As a result of that accounting, the Notes contain the original issue discount of $500,000 as well as the discount associated with the Junior Note Warrant liability of $2,668,169. The discount will be amortized over the term of the Junior Notes in accordance with FASB ASC 835 - Interest.

The table below summarizes the outstanding principal amount of the Junior Notes to related parties:

	Year ended December 31,
Noteholder	2024	2023
David Seldin(1)	$762,211	$1,100,000
Eunomia, LP(2)	1,100,000	1,100,000
CST Global LLC(3)	—	220,000
Total Junior Notes - related parties	$1,862,211	$2,420,000

(1) David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.

(2) Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.

(3) David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors.

On March 5, 2025, in connection with certain sale of collateral, the outstanding Junior Notes were extinguished. For additional information, see Note 16.

Junior Notes Issued August 2024 (the "August 2024 Convertible Notes")

On August 6, 2024 and August 19, 2024, the Company entered into a subordinated convertible note agreement (the "August 2024 Convertible Note Agreement") with Esousa Group Holdings LLC ("Esousa") for the sale of convertible notes (the "August 2024 Convertible Notes”) in the aggregate principal amount of $673,000, issued at a discount of $25,000. The August 2024 Convertible Notes bear interest at 15% per annum, with principal and accrued interest due at maturity on February 6, 2025, unless earlier paid or converted into common stock. The notes are prepayable at any time prior to the maturity date without penalty. Upon the occurrence and continuance of an event of default or spin-off of a subsidiary, a default interest rate of an additional 5% per annum may be applied to any outstanding borrowings (in the case of an event of default only) and the investor may declare all outstanding principal plus accrued interest immediately due. Additionally, at any point after issuance, the investor has the option to convert the August 2024 Convertible Notes into common stock at the lower of (i) a fixed price of $2.03 or (ii) 80% of the lowest daily volume weighted-average price in the 10 trading days prior to such conversion date, subject to certain adjustments. Issuances of common stock on conversion are (i) subject to approval by NYSE American of a supplemental listing application, (ii) limited to an amount equal to 19.9% of the outstanding common stock as of the date of execution, until such time as the transaction is approved by stockholders and (iii) required to be registered with the SEC for resale. With certain exceptions, the Company is prohibited from issuing new securities until such stockholder approval is obtained and the registration statement registering the securities issuable under such notes has been effective for a period of at least 30 days (the “Restricted Period”). As of December 31, 2024, the effective interest rate of the August 2024 Convertible Notes was 180.2%, which reflects the impact of the August 2024 Convertible Note Derivative Liability, defined and described below.

As required under the terms of the August 2024 Convertible Notes, the Company called a stockholder meeting to approve the securities issuable upon conversion of such notes. However, the Company was unable to achieve quorum and was forced to delay obtaining such approval. Further, while the Company timely filed a registration statement for the resale of shares issuable on conversion, it has not yet been declared effective by the SEC. As a result, the Company is currently in default under the terms of such notes.

The Company determined that the conversion and share-settled redemption features, as well as the automatic increase in interest rate upon an event of default feature, of the August 2024 Convertible Notes were embedded derivatives that were required to be bifurcated from the host instrument and accounted for as embedded derivative instruments, which the Company compounded (the "August 2024 Convertible Note Derivative Liability"). As the Company did not elect the fair value option for the August 2024 Convertible Notes, the proceeds from the August 2024 Convertible Notes were allocated to the initial fair value of the August 2024 Convertible Note Derivative Liability, which was determined to be $179,000, with the residual balance allocated to the initial carrying value of the August 2024 Convertible Notes host instrument. For additional information related to the fair value of the August 2024 Convertible Note Derivative Liability, see Note 5.

The Company incurred $114,800 in deferred financing costs for legal fees related to the issuance of the August 2024 Convertible Notes. Additionally, in connection with the issuance of the August 2024 Convertible Notes, the Company issued warrants to a financial services firm as compensation for their services performed, the fair value of which was determined to be $40,657 and was recorded as a deferred financing cost. For additional information regarding these warrants, see Note 10.

Concurrent with the above, Esousa also purchased $687,315 of outstanding principal and accrued interest under the Senior Convertible Notes from an existing investor and subsequently exchanged such notes for subordinated convertible notes (the "Additional August 2024 Convertible Notes"). The Additional August 2024 Convertible Notes may be prepaid at any time without penalty, do not accrue interest, mature on February 6, 2025 and may be converted at any time on or after the issuance date into common stock at a conversion price of 25% of the closing price of the common stock on the trading day prior to such conversion date, subject to certain adjustments.

The August 2024 Convertible Notes and Additional August 2024 Convertible Notes are unsecured and subordinated to the Company’s outstanding Senior Convertible Notes and Junior Convertible Notes in right of payment, whether in respect to payment or redemptions, interest, damages, upon liquidation or dissolution or otherwise.

In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished, as further described in Note 16.

Senior Convertible Notes Issued June 2023

On June 12, 2023 and June 16, 2023, the Company entered into Note and Warrant Purchase Agreements (the “Senior Convertible Note Purchase Agreements”) with certain investors (each, an “Investor”) for the sale of (i) convertible promissory notes (“Senior Convertible Notes”) in the aggregate principal amount of $9,225,000, and (ii) warrants (“Senior Note Warrants," refer to Note 10, Warrants) to purchase up to 287,972 shares of the Company’s common stock from the June 12, 2023 Purchase Agreement and up to 47,238 shares of Common Stock from the June 16, 2023 Purchase Agreement.

The Senior Convertible Notes are senior, secured obligations of the Company, which became secured by the Company's patent portfolio per the Security Agreement as of November 2023, bear interest at the rate of 7.0% per annum, and are payable on the earlier of June 23, 2026 or the occurrence of an Event of Default, as defined in the Senior Convertible Notes. The Senior Convertible Notes are senior to the Junior Notes pursuant to an intercreditor agreement between the parties. The Senior Convertible Notes may be converted at any time following June 23, 2023 and prior to the payment in full of the principal amount of the Senior Convertible Notes at the Investor’s option. In the event of the Sale of the Company (as defined in the Senior Convertible Notes), the outstanding principal amount of each Senior Convertible Note, plus all accrued and unpaid interest not otherwise converted into equity securities pursuant to the terms of the Senior Convertible Notes, shall (i) if the Investor so elects, be converted into equity securities pursuant to the terms of the Senior Convertible Notes at a price equal to $27.52 per share (subject to appropriate adjustment from time to time for any stock dividend, stock split, combination of shares, reorganization, recapitalization, reclassification or other similar event), or (ii) be due and payable immediately prior to the closing of such Sale of the Company, together with a premium equal to 150% of the principal amount to be prepaid.

As further described above, during August 2024, $687,315 of outstanding principal and accrued interest under the Senior Convertible Notes was purchased by another investor and subsequently exchanged for the issuance of a subordinated convertible note.

On December 16, 2024, the Lead Investor (as defined in the agreement governing the Senior Convertible Notes) issued a notice of default and acceleration, as well as a demand for payment, to the Company as a result of the failure of the Company to make certain required repayments under existing debt obligations, which constituted an event of default under the terms of the Senior Convertible Notes.

The table below summarizes the outstanding principal amount of the Senior Convertible Notes to related parties:

Investor	2024	2023
Wilson-Garling 2023 Family Trust(1)	$5,138,055	$5,138,055
David Seldin(2)	—	1,233,133
Eunomia, LP(3)	1,027,611	1,027,611
Curtis N Maas Revocable Trust(4)	102,761	102,761
Total Senior Convertible Notes - related parties	$6,268,427	$7,501,560

(1) Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.

(2) David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.

(3) Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.

(4) Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.

On March 5, 2025, in connection with certain sale of collateral, the outstanding Senior Convertible Notes were extinguished. For additional information, see Note 16.

Promissory Note

In October 2024, the Company entered into an unsecured promissory note (the "Promissory Note") with an investor for a principal amount of $1,053,824. The Promissory Note is subordinated to the Company's other outstanding debt instruments, accrues interest at 8% per annum and matures in October 2025. The notes are prepayable at any time prior to the maturity date without penalty. Upon an event of default, the investor may require all outstanding and accrued interest immediately due and payable. In early 2025, the Company entered into an amendment to the settlement and mutual release agreement with Liqueous, which settled the Promissory Note through the issuance of the February 2025 Pre-Funded Warrants, as defined and further described in Note 16.

Extinguishments

During the year ended December 31, 2024, the Company issued 19,234,912 shares to noteholders to extinguish an aggregate $5,645,471 of principal and accrued interest under the Senior Notes and Junior Notes. The reacquisition value of the debt was higher than the related carrying value, and thus resulted in an aggregate net loss on debt extinguishment of $20,504,307 recorded in the consolidated statement of operations.